Significant accounting policies, judgements, estimates and assumptions - Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Line Items]
Tax charge related to tax rate changes or imposition of new taxes		$ 213	$ (232)
Subsequent Event
Disclosure of income taxes [Line Items]
Tax charge related to tax rate changes or imposition of new taxes	$ 539